Asset Purchase and Separation and Distribution Agreements (Details) - Schedule of fair value of the assets at the date of transfer	Oct. 31, 2021 USD ($)
Asset Purchase and Separation and Distribution Agreements (Details) - Schedule of fair value of the assets at the date of transfer [Line Items]
Net assets acquired	$ 1,367,668
Mineral Properties [Member]
Asset Purchase and Separation and Distribution Agreements (Details) - Schedule of fair value of the assets at the date of transfer [Line Items]
Net assets acquired	327,690
Mining Equipment [Member]
Asset Purchase and Separation and Distribution Agreements (Details) - Schedule of fair value of the assets at the date of transfer [Line Items]
Net assets acquired	45,647
Computer Equipment and Software [Member]
Asset Purchase and Separation and Distribution Agreements (Details) - Schedule of fair value of the assets at the date of transfer [Line Items]
Net assets acquired	9,331
Loans to Ekidos Minerals LLP (“Ekidos”) [Member]
Asset Purchase and Separation and Distribution Agreements (Details) - Schedule of fair value of the assets at the date of transfer [Line Items]
Net assets acquired	$ 985,000